SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 2,228	$ 2,104	$ 1,904
Deferred	(4,286)	(2,193)	(1,761)
Total income tax (benefit) expense	$ (2,058)	$ (89)	$ 143